Basis of Preparation - Summary of Reconciliation Operating Lease Commitments (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure Basis Of Preparation Summary Of Reconciliation Operating Lease Commitments Abstract [Abstract]
Operating lease commitments as of December 31, 2018		$ 82,216
Discounted operating lease commitments		50,827
Less: Commitments relating to short-term leases and low-value assets		699
Add: Commitments relating to leases previously classified as finance leases		92
Lease liabilities and right-of-use asset as of January 1, 2019	$ 54,679	$ 50,220